MFS® Special Value Trust
P.O. Box 505005 Louisville, KY 40233-5005 Notice to shareholders — Source of distribution

Distribution period	August 2020
Distribution amount per share	$0.04323

The following table sets forth the estimated amounts of the current distribution and the cumulative distributions paid this fiscal year to date from the following sources: net investment income, net realized short-term capital gains, net realized long-term capital gains and return of capital or other capital source. The fund’s fiscal year begins each November 1st.  All amounts are expressed per common share.

			Total cumulative distributions for the fiscal year to date	% Breakdown of the total cumulative distributions for the fiscal year to date
	Current distribution	% Breakdown of current distribution

Net Investment Income	$0.01134	26%	$0.12214	27%
Net Realized ST Cap Gains	0.00000	0%	0.00000	0%
Net Realized LT Cap Gains	0.02032	47%	0.31122	70%

Return of Capital or Other Capital Source	0.01157	27%	0.01157	3%
Total (per common share)	$0.04323	100%	$0.44493	100%

Average annual total return (in relation to NAV) for the five years ended 7-31-2020				6.62%
Annualized current distribution rate expressed as a percentage of month end NAV as of 7-31-2020				9.84%

Cumulative total return (in relation to NAV) for the fiscal year through 7-31-2020				1.66%
Cumulative fiscal year distributions as a percentage of NAV as of 7-31-2020				8.44%

You should not draw any conclusions about the fund's investment performance from the amount of this distribution or from the terms of the fund's managed distribution plan.

The fund estimates that it has distributed more than its income and capital gains; therefore, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital distribution does not necessarily reflect the fund's investment performance and should not be confused with "yield" or "income."

The amounts and sources of distributions reported in this notice are only estimates and are not being provided for tax-reporting purposes. The actual amounts and sources of the amounts for tax-reporting purposes will depend upon the fund's investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

If you have any questions regarding this information, please call our fund service department at 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time.

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